Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 870	$ 1,325	$ 1,298
Accumulated non-controlling interests of the subsidiary	8,552	8,713
Summarised financial information:
– total assets	2,984,164	2,715,152	2,558,124
– total liabilities	2,779,169	2,522,484
– profit for the year	6,099	8,708	15,025
– total comprehensive income for the year	$ 14,508	$ 9,725	$ 10,355
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Profit attributable to non-controlling interests	$ 843	$ 1,229
Accumulated non-controlling interests of the subsidiary	7,604	7,262
Dividends paid to non-controlling interests	625	720
Summarised financial information:
– total assets	224,483	212,485
– total liabilities	202,907	191,819
– net operating income before changes in expected credit losses and other credit impairment charges	4,568	5,558
– profit for the year	2,230	3,251
– total comprehensive income for the year	$ 2,535	$ 3,461